Schedule H, Line 4(i) - Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	77-0239383
Plan number	001
Total Investments	$ 959,201,696
Participant Loans	$ 6,834,028
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment rate	9.50%
Total Investments at Fair Market Value
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 952,367,668
Investment, Identifier [Axis]: AMERICAN FUNDS EUROPAC GRW R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,417,303
Investment, Identifier [Axis]: DODGE & COX INCOME I, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	12,529,522
Investment, Identifier [Axis]: FIDELITY INFL PROT BD IND, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,473,993
Investment, Identifier [Axis]: GRANITE CONSTRUCTION INC ESOP, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	46,254,242
Investment, Identifier [Axis]: GRANITE CONSTRUCTION INC STOCK, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	18,693,229
Investment, Identifier [Axis]: JP MORGAN LARGE CAP GROWTH R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	53,099,435
Investment, Identifier [Axis]: JP MORGAN MID CAP VALUE L, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,388,286
Investment, Identifier [Axis]: NORTHERN SMALL CAP VALUE FUND, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5,198,207
Investment, Identifier [Axis]: T ROWE PRICE RET BLEND 2065 C Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	12,286,459
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2005 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,514,947
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2010 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,137,390
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2015 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6,485,542
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2020 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	20,738,880
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2025 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	63,919,179
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2030 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	79,903,930
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2035 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	99,424,055
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2040 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	95,671,367
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2045 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	108,237,604
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2050 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	74,801,941
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2055 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	40,577,999
Investment, Identifier [Axis]: T ROWE Price RET BLEND 2060 C, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	27,109,064
Investment, Identifier [Axis]: TRP STABLE VALUE FUND - N, Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	34,624,613
Investment, Identifier [Axis]: VANGUARD EQUITY INCOME ADM, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15,438,125
Investment, Identifier [Axis]: VANGUARD EXPLORER, ADM, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,496,429
Investment, Identifier [Axis]: VANGUARD EXTENDED MKT INDEX, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	10,375,705
Investment, Identifier [Axis]: VANGUARD FED MONEY MARKET FUND, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	15,223,520
Investment, Identifier [Axis]: VANGUARD INST INDEX, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	59,464,095
Investment, Identifier [Axis]: VANGUARD TTL BND MRK INDX INST, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,652,548
Investment, Identifier [Axis]: VANGUARD TTL INTL STK IDX INST, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 14,230,059